Schedule of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables by indemnity	[1]	R$ 13,646	R$ 245,945	R$ 56,180
Rentals and leases		11,688	9,096	9,462
Dividends received		26,600	1,197	32,747
PIS, COFINS and INSS to compensate	[2]	236,000	120,452	123,677
Contractual fines		1,468	4,783	4,486
Actuarial pension plan			55,695	47,151
Updated shares – Fair value through profit or loss (Note 15)		109,254	12,579
Contractual agreement				131,817
Net gain in shares sale (note 11 c)	[3]	2,472,497
Other revenues		87,219	32,747	98,250
Other operating expenses
Taxes and fees		(109,693)	(46,338)	(95,873)
Expenses with environmental liabilities, net		(8,789)	16,151	(82,669)
Write-off/(Provision) of judicial lawsuits		(25,063)	(130,869)	(19,685)
Contractual fines				(106,926)
Depreciation of investment property, equipment paralyzed and amortization of intangible assets (note 27)		(97,725)	(95,270)	(97,627)
Write- off of PPE, intagible assests and investment property (notes 12 and 13)		(112,886)	(13,130)	(114,603)
Estimated (Loss)/reversal in inventories		(138,779)	(179,012)	(136,827)
Idleness in stocks and paralyzed equipment	[4]	(37,609)	(303,975)	(546,968)
Studies and project engineering expenses		(77,059)	(27,137)	(26,171)
Research and development expenses		(355)	(620)	(1,741)
Healthcare plan expenses		(31,989)	(117,193)	(119,560)
Cash flow hedge accounting realized (note 15)	[5]	(553,018)	(1,951,035)	(790,353)
Updated shares – Fair value through profit or loss (Note 15 II)				(118,780)
Actuarial pension plan		(48,068)
Other expenses		(474,999)	(421,628)	(149,068)
Expenses		(1,716,032)	(3,270,056)	(2,406,851)
Other operating income (expenses), net		R$ 1,242,340	R$ (2,787,562)	R$ (1,903,081)

[1]	In 2020, the Company received R$84,435 of indemnity after a court decision, of which R$58,785 for rent arrears arising from one of its investment properties and R$25,650 relating to an action for the collection of insurance for material damage caused by contractor in the construction of the long steel plant. Additionally, in June 2020, the principal amount was recognized in the amount of R$147,612 of receivables for indemnity (see note 9).
[2]	In 2021, it is the exclusion of ICMS from the PIS and COFINS tax base and 2020, consist of the recovery of INSS credit on benefits granted to employees that should not be considered in the contribution calculation basis. In 2019, this is the exclusion of ICMS from the PIS and COFINS calculation basis.
[3]	Refers to the initial public offering of shares of CSN Mineração S.A. (see note 11.c).
[4]	In 2020 refers to the idle capacity arisen from production volumes lower than normal it was generated from the refurbishment of the blast furnace No.3 and in the iron ore mining operation due to delays in the release of environmental licenses, which postponed the start of new ore mining fronts, as well as new dry tailing processes still in ramp-up stage.
[5]	Refers to the effects of the Foreign Exchange Cash Flow Hedge (R$525,290) and Cash Flow Hedge of the Platts index (R$27,728), totaling R$553,018. On December 31, 2020 (R$1,951,035), the effects are from the Exchange cash flow hedge (R$1,667,886) and the Cash flow hedge of the "Platts" index (R$283,149).